Income taxes - CIT Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
CIT tax rate	25.00%	25.00%	25.00%
CIT at rate of 25%	$ 2,219,050	$ 21,451,790	$ (62,360,316)
Tax effect of non-taxable income	(365,693)	(7,508,336)	(20,815,682)
Tax effect of non-deductible expenses	(2,630,919)	(3,025,167)	8,849,339
Unrecognized tax benefits	107,820	(12,673,506)	0
LAT expense	31,720,514	70,422,049	26,862,350
CIT benefit of LAT	(7,930,129)	(17,605,512)	(6,715,587)
Changes in valuation allowance	17,012,228	24,493,566	31,860,999
International rate differences	14,865,994	(18,620,948)	42,918,080
Dividend and interest withholding taxes	(806,104)	(321,096)	889,259
Adjustment of estimated income tax accruals	706,727	(1,315,644)	(8,220,977)
Others	0	(21,745)	(4,026,003)
Income tax expense	$ 54,899,488	$ 55,275,451	$ 9,241,462